File Nos. 333-69097


AS FILED APRIL 16, 1999

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
               X          Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                              FRANKLIN EQUITY FUND
               (Exact Name of Registrant as Specified in Charter)

                                 (650) 312-2000
                        (Area Code and Telephone Number)

                            777 MARINERS ISLAND BLVD.
                            SAN MATEO, CA 94403-7777
                     (Address of Principal Executive Offices
                     Number, Street, City, State, Zip Code)

                                DEBORAH R. GATZEK
                            777 MARINERS ISLAND BLVD.
                            SAN MATEO, CA 94403-7777
                     (Name and Address of Agent for Service,
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                             BRUCE G. LETO, ESQUIRE
                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                             PHILADELPHIA, PA 19103


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

      --------------------------------------------------------------------

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. A RULE 24F-2 NOTICE FOR THE REGISTRANT'S FISCAL YEAR ENDED JUNE 30, 1998 WAS FILED ON SEPTEMBER 24, 1998.


                                    FORM N-14


PART C.           OTHER INFORMATION

Item 15.          INDEMNIFICATION

     Please see the By-Laws, Management, and Distribution Agreements, previously filed as exhibits and incorporated herein by reference. Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided by such By-Laws.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 16.    EXHIBITS (Incorporated by reference to the filings as noted)

     The following exhibits are incorporated herein by reference, except exhibits 4(i), 4(ii), and 12(i) which are attached.

     (1)  Copies of the charter as now in effect;

            (i)   Articles of Incorporation dated August 28, 1984
                  Filing:  Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date:  April 21, 1995

            (ii)  Certificate of Amendment of Articles of
                  Incorporation dated March 17, 1995
                  Filing:  Post Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date:  April 21, 1995

            (iii) Certificate of Amendment of Articles of
                  Incorporation dated April 11, 1995
                  Filing:  Post-Effective Amendment No. 84 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date:  October 30, 1996

     (2)  Copies of the existing By-Laws or instruments corresponding thereto;

             (i)  By-Laws
                  Filing:  Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date:  April 21, 1995

            (ii)  Amendment to By-Laws dated September 29, 1987
                  Filing:  Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date:  April 21, 1995

            (iii) Amendment to By-Laws dated November 17, 1987
                  Filing:  Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date:  April 21, 1995

            (iv)  Amendment to By-Laws dated January 18, 1994
                  Filing:  Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date:  April 21, 1995

     (3) Copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

            Not Applicable

     (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

           (i)   Agreement and Plan of Reorganization dated January 22, 1999

           (ii) Amendment dated April 12, 1999 to Agreement and Plan of Reorganization dated January 22, 1999


     (5) Copies of all instruments defining the rights of the holders of the securities being registered, including where applicable the relevant portion of the articles of incorporation or by-laws;

            Not Applicable

     (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (i)   Management Agreement between Registrant and
                  Franklin Advisers, Inc. dated November 1, 1986
                  Filing:  Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date:  April 21, 1995

     (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated April 23, 1995
                  Filing:  Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date:  April 21, 1995

            (ii)  Forms of Dealer Agreement between
                  Franklin/Templeton Distributors, Inc. and securities dealers
                  Registrant:  Franklin Tax-Free Trust
                  Filing:  Post-Effective Amendment No. 22 to
                  Registration Statement on Form N-1A
                  File No. 2-94222
                  Filing Date:  March 14, 1996

     (8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

            Not Applicable

     (9) Copies  of  all  custodian  agreements and  depository  contracts under
         Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

            (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 84 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date:  October 30, 1996

            (ii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 84 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date:  October 30, 1996

            (iii) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New
                  York
                  Filing:  Post-Effective Amendment No. 86 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date:  October 30, 1997

            (iv)  Amendment to Master Custody Agreement
                  dated February 27, 1998
                  Filing:  Post-Effective Amendment No. 87 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date: August 24, 1998

    (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan and copies of any plan entered into pursuant to Rule 18f-3 under the 1940 Act, any agreements with any person relating to the implementation of such plan, any amendment and a copy of the portion of the minutes describing any action taken to revoke the plan.

            (i) Distribution Plan pursuant to Rule 12b-1 between Registrant and
                  Franklin/Templeton Distributors, Inc. effective May 1, 1994
                  Filing:  Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date:  April 21, 1995

            (ii) Class II Distribution Plan pursuant to Rule 12b-1, dated March 30, 1995
                  Filing:  Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date:  April 21, 1995

            (iii) Multiple Class Plan
                  dated June 18, 1996
                  Filing:  Post-Effective Amendment No. 85 to
                  Registration Statement on
                  Form N-1A
                  File No. 2-10103
                  Filing  Date:  December 1, 1996

     (11) An opinion and consent of counsel as to the legality of the securities being registered.

            (i)   Opinion and Consent of Counsel
                  Filing:  Registration Statement on Form N-14
                  File No. 333-69097
                  Filing Date: December 17, 1998

     (12) An opinion, and consent to its use, of counsel, supporting the tax matters and consequences to shareholders discussed in the prospectus.

            (i)   Opinion and Consent of Counsel dated April 15, 1999

     (13) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

            (i) Agreement of Merger between Franklin Equity Fund and Research Equity Fund, Inc. dated October 24, 1984
                  Filing:  Post-Effective Amendment No. 82 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date:  April 21, 1995

            (ii) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services Inc.
                  Filing:  Post-Effective Amendment No. 87 to
                  Registration Statement on Form N-1A
                  File No. 2-10103
                  Filing Date:  August 24, 1998

     (14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act.

            (i) Consent of PricewaterhouseCoopers, LLP, independent auditors of Franklin Equity Fund.
                  Filing:  Registration Statement on Form N-14
                  File No. 333-69097
                  Filing Date: December 17, 1998

            (ii) Consent of McGladrey & Pullen, LLP, independent auditors of Templeton American Trust, Inc.
                  Filing:  Registration Statement on Form N-14
                  File No. 333-69097
                  Filing Date: December 17, 1998

     (15) All financial statements omitted from Item 14(a)(1):

            Not Applicable

     (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the Registration Statement.

            (i)   Power of Attorney
                  Filing:  Registration Statement on Form N-14
                  File No. 333-69097
                  Filing Date: December 17, 1998

            (ii)  Certificate of Secretary
                  Filing:  Registration Statement on Form N-14
                  File No. 333-69097
                  Filing Date: December 17, 1998

     (27) Any additional exhibits which the Registrant may wish to file.

          Not Applicable

Item 17.    UNDERTAKINGS

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering for them.


                                   SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo, and the State of California, on the 16th day of April, 1999.


                                    FRANKLIN EQUITY FUND
                                    (Registrant)


                                    By:  CHARLES E. JOHNSON
                                         Charles E. Johnson,
                                         President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE:                TITLE:                               DATE:

CHARLES E. JOHNSON*       Principal Executive Officer        April 16, 1999
Charles E. Johnson        and Director

MARTIN L. FLANAGAN*       Principal Financial Officer        April 16, 1999
Martin L. Flanagan

DIOMEDES LOO-TAM*         Principal Accounting Officer       April 16, 1999
Diomedes Loo-Tam

FRANK H. ABBOTT III*      Director                           April 16, 1999
Frank H. Abbott III

HARRIS J. ASHTON*         Director                           April 16, 1999
Harris J. Ashton

S. JOSEPH FORTUNATO*      Director                           April 16, 1999
S. Joseph Fortunato

CHARLES B. JOHNSON*       Director                           April 16, 1999
Charles B. Johnson

RUPERT H. JOHNSON, JR.*   Director                           April 16, 1999
Rupert H. Johnson, Jr.

FRANK W. T. LAHAYE*       Director                           April 16, 1999
Frank W. T. LaHaye

GORDON S. MACKLIN *       Director                           April 16, 1999
Gordon S. Macklin

R. MARTIN WISKEMANN*      Director                           April 16, 1999
R. Martin Wiskemann


*By  /s/ Karen L. Skidmore
         Karen L. Skidmore
        (Attorney-in-Fact Pursuant to Powers of Attorney previously filed)




                                  EXHIBIT INDEX


EXHIBIT NO.             DOCUMENT


(4)(i)                  Agreement and Plan of Reorganization dated
                        January 22, 1999

(4)(ii) Amendment dated April 12, 1999 to Agreement and Plan of Reorganization dated January 22, 1999

(12)(i)                 Opinion and Consent of Counsel Supporting
                        Tax Matters and Consequences to Shareholders


                     AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement"), made as of this 22nd day of January, 1999 by and between Franklin Equity Fund ("Franklin Equity Fund"), a corporation organized under the laws of the State of California in 1984, with its principal place of business at 777 Mariners Island Boulevard, San Mateo, California 94404 and Templeton American Trust, Inc. ("Templeton American Trust"), a corporation organized under the laws of the State of Maryland in 1990, with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394.

                            PLAN OF REORGANIZATION

      The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by Franklin Equity Fund of substantially all of the property, assets and goodwill of Templeton American Trust in exchange solely for shares of common stock, no par value, of Franklin Equity Fund - Class A ("Franklin Equity Class A Shares") and shares of common stock, no par value, of Franklin Equity Fund - Class C ("Franklin Equity Class C Shares") (collectively, "Franklin Equity Shares"),
(ii) the distribution of (a) Franklin Equity Class A Shares to the shareholders of Class I shares of common stock of Templeton American Trust; and (b) Franklin Equity Class C Shares to the shareholders of Class II shares of common stock of Templeton American Trust, according to their respective interests, and (iii) the subsequent dissolution of Templeton American Trust as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                  AGREEMENT

      In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF TEMPLETON AMERICAN TRUST.

      (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Franklin Equity Fund herein contained, and in consideration of the delivery by Franklin Equity Fund of the number of its Franklin Equity Class A Shares and Franklin Equity Class C Shares hereinafter provided, Templeton American Trust agrees that it will convey, transfer and deliver to Franklin Equity Fund at the Closing all of its then existing assets free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption) except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (i) to pay the costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Templeton American Trust's books as liability reserves; (ii) to discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) to pay such contingent liabilities as its Board of Directors shall reasonably deem to exist against Templeton American Trust, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Templeton American Trust's books (hereinafter "Net Assets"). Templeton American Trust shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

      (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Templeton American Trust herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Franklin Equity Fund agrees at the Closing to deliver to Templeton American Trust (i) the number of Franklin Equity Class A Shares determined by dividing the net asset value per share of Templeton American Trust Class I Shares by the net asset value per share of Franklin Equity Class A Shares, and multiplying the result thereof by the number of outstanding Templeton American Trust Class I Shares on the Closing Date; and
(ii) the number of Franklin Equity Class C Shares determined by dividing the net asset value per share of the Templeton American Trust Class II Shares by the net asset value per share of Franklin Equity Class C Shares, and multiplying the result thereof by the number of outstanding Templeton American Trust Class II Shares on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

      (c) Immediately following the Closing, Templeton American Trust shall dissolve and distribute pro rata to its shareholders of record as of the close of business on the Closing Date Franklin Equity Class A Shares and Franklin Equity Class C Shares received by Templeton American Trust pursuant to this Section 1. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of Franklin Equity Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Franklin Equity Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of common stock of the Templeton American Trust shall be entitled to surrender the same to the transfer agent for the Franklin Equity Fund in exchange for the number of Franklin Equity Shares into which the shares of the Templeton American Trust theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Franklin Equity Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of common stock of the American Trust shall be deemed for all the Franklin Equity Fund's purposes to evidence ownership of the number of Franklin Equity Shares of the class into which the shares of common stock of the Templeton American Trust (which prior to the Closing were represented thereby) have been converted.

2.    VALUATION.

      (a) The value of Templeton American Trust's Net Assets to be acquired by Franklin Equity Fund hereunder shall be computed as of 1:00 P.M. Pacific time on the Closing Date using the valuation procedures set forth in Templeton American Trust's currently effective prospectus.

      (b) The net asset value of a share of Franklin Equity Class A Shares and Franklin Equity Class C Shares shall be determined to the nearest full cent as of 1:00 P.M. Pacific time on the Closing Date, using the valuation procedures set forth in Franklin Equity Fund's currently effective prospectus.

      (c) The net asset value of a share of common stock of the Class I and Class II shares of Templeton American Trust shall be determined to the nearest full cent as of 1:00 P.M. Pacific time on the Closing Date, using the valuation procedures set forth in Templeton American Trust's currently effective prospectus.

3.    CLOSING AND CLOSING DATE.

      The Closing Date shall be April 15, 1999 or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Franklin Equity Fund at 2:00 P.M. Pacific time on the Closing
Date. Templeton American Trust shall have provided for delivery as of the Closing of those Net Assets to be transferred to Franklin Equity Fund's Custodian, the Bank of New York, Mutual Funds Division, 90 Washington Street, New York, NY 10286. Also, Templeton American Trust shall deliver at the Closing a list of names and addresses of the shareholders of record of its Class I and Class II shares and the number of shares of common stock of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 P.M. Pacific time on the Closing Date, certified by its transfer agent or by its President to the best of their knowledge and belief. Franklin Equity Fund shall issue and deliver a certificate or certificates evidencing the shares of common stock of the appropriate classes to be delivered to said transfer agent registered in such manner as Templeton American Trust may request, or provide evidence satisfactory to Templeton American Trust that such Franklin Equity Shares have been registered in an account on the books of Franklin Equity Fund in such manner as Templeton American Trust may request.

4.    REPRESENTATIONS AND WARRANTIES BY TEMPLETON AMERICAN TRUST.

      Templeton American Trust represents and warrants to Franklin Equity Fund that:

      (a) Templeton American Trust is a corporation created under the laws of the State of Maryland on October 31, 1990, by Articles of Incorporation, and is validly existing and in good standing under the laws of that state. Templeton American Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end, management investment company and all its shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

      (b) Templeton American Trust is authorized to issue two hundred million (200,000,000) shares of common stock, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, fully transferable and has full voting rights.

      (c) The financial statements appearing in Templeton American Trust's Annual Report to Shareholders for the fiscal year ended December 31, 1997 audited by McGladrey & Pullen, L.L.P. and its Semi-Annual Report to Shareholders (unaudited) for the period ended June 30, 1998, copies of which have been delivered to Franklin Equity Fund, fairly present the financial position of Templeton American Trust as of the respective dates indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

      (d) The books and records of Templeton American Trust made available to Franklin Equity Fund and/or its counsel accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Templeton American Trust.

      (e) Templeton American Trust has the necessary power and authority to conduct its business as such business is now being conducted.

      (f) Templeton American Trust is not a party to or obligated under any provision of its Articles of Incorporation, bylaws, or any contract or any other commitment or obligation, and is not subject to any order or decree, which would be violated by its execution of or performance under this Agreement.

      (g) Templeton American Trust has elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date.

5.    REPRESENTATIONS AND WARRANTIES BY FRANKLIN EQUITY FUND.

      Franklin Equity Fund represents and warrants to Templeton American Trust that:

      (a) Franklin Equity Fund is a corporation organized under the laws of the State of California on August 30, 1984, and is validly existing and in good standing under the laws of that state. Franklin Equity Fund is duly registered under the 1940 Act, as a diversified, open-end, management investment company and all its shares sold have been sold pursuant to an effective Registration Statement filed under the 1933 Act, as amended, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

      (b) Franklin Equity Fund is authorized to issue five billion (5,000,000,000) shares of common stock, no par value. The shares are offered in four classes. Of the total authorized capital, two billion (2,000,000,000) shares are allocated to Franklin Equity Fund - Class A and one billion nine hundred million (1,900,000,000) shares are allocated to Franklin Equity Fund - Class C. Each outstanding share is fully paid, non-assessable, fully transferable, and has full voting rights. Franklin Equity Shares to be issued pursuant to this Agreement and Plan of Reorganization will be fully paid, non-assessable, freely transferable and have full voting rights.

      (c) At the Closing, the Franklin Equity Shares will be duly qualified for offering to the public in all states of the United States in which qualification of such shares is required in order for the transaction contemplated under this Agreement to take place, and there are a sufficient number of Franklin Equity Shares registered under the 1933 Act, to permit the transfers contemplated by this Agreement to be consummated.

      (d) The financial statements appearing in Franklin Equity Fund's Annual Report to Shareholders for the fiscal year ended June 30, 1998, audited by PricewaterhouseCoopers, LLP, copies of which have been delivered to Templeton American Trust, fairly present the financial position of Franklin Equity Fund as of the respective dates indicated and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

      (e) Franklin Equity Fund has the necessary power and authority to conduct its business as such business is now being conducted.

      (f) Franklin Equity Fund is not a party to or obligated under any provision of its Articles of Incorporation, bylaws, or any contract or any other commitment or obligation, and is not subject to any order or decree, which would be violated by its execution of or performance under this Agreement.

      (g) Franklin Equity Fund has elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date.

6. REPRESENTATIONS AND WARRANTIES BY TEMPLETON AMERICAN TRUST AND FRANKLIN EQUITY FUND.

      Templeton American Trust and Franklin Equity Fund each represents and warrants to the other that:

      (a) The statement of assets and liabilities to be furnished by it, as of 1:00 P.M. Pacific time on the Closing Date, for the purpose of determining the number of Franklin Equity Class A Shares and Franklin Equity Class C Shares to be issued pursuant to Section 1 of this Agreement will accurately reflect its Net Assets in the case of Templeton American Trust and its net assets in the case of Franklin Equity Fund, and outstanding shares of common stock, as of such date in conformity with generally accepted accounting principles applied on a consistent basis.

      (b) At the Closing it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "(a)" above, free and clear of all liens or encumbrances of any nature whatever except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

      (c) Except as disclosed in its currently effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it.

      (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

      (e) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action of its Board of Directors, and this Agreement constitutes its valid and binding obligation enforceable in accordance with its terms.

      (f) It anticipates that consummation of this Agreement will not cause Templeton American Trust and Franklin Equity Fund to fail to conform to the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for Federal income taxation as a regulated investment company at the end of its fiscal year.

      (g) It has the necessary power and authority to conduct its business as such business is now being conducted.

7.    COVENANTS OF TEMPLETON AMERICAN TRUST AND FRANKLIN EQUITY FUND.

      (a) Templeton American Trust and Franklin Equity Fund each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing.

      (b) Templeton American Trust undertakes that it will not acquire the Franklin Equity Shares for the purpose of making distributions thereof other than to Templeton American Trust's shareholders.

      (c) Templeton American Trust undertakes that if this Agreement is consummated, it will file an application pursuant to Section 8(f) of the Investment Company Act of 1940, as amended, for an order declaring that it has ceased to be an investment company.

      (d) Templeton American Trust and Franklin Equity Fund each agree that by the Closing, all of its Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

      (e) Templeton American Trust will at the Closing provide Franklin Equity Fund with a copy of the shareholder ledger accounts for all the shareholders of record of its Class I shares and Class II shares as of 1:00 P.M. Pacific time on the Closing Date, who are to become shareholders of Franklin Equity Fund as a result of the transfer of assets which is the subject of this Agreement, certified by its transfer agent or its President to the best of their knowledge and belief.

      (f) Templeton American Trust agrees to mail to each shareholder of record entitled to vote at the meeting of its shareholders at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of
Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act and the rules and regulations, respectively, thereunder.

      (g) Franklin Equity Fund will file with the Securities and Exchange Commission a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement") relating to the Franklin Equity Shares issuable hereunder, and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time the Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; at the time the Registration Statement becomes effective, at the time of Templeton American Trust's shareholders' meeting, and at the Closing Date, the prospectus and statement of additional information included therein will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8. CONDITIONS PRECEDENT TO BE FULFILLED BY TEMPLETON AMERICAN TRUST AND FRANKLIN EQUITY FUND.

      The obligations of Templeton American Trust and Franklin Equity Fund to effectuate this Agreement and the Plan of Reorganization hereunder shall be subject to the following respective conditions:

      (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (2) the other party shall have performed all obligations required by this Agreement to be performed by it prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

      (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Directors certified by the Secretary or equivalent officer.

      (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act nor instituted nor threatened to institute any proceeding seeking to enjoin consummation of the Plan of Reorganization under Section 25(c) of the 1940 Act and no other legal, administrative or other proceeding shall be instituted or threatened which would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

      (d) That the holders of at least a majority of the total number of shares of common stock of Templeton American Trust outstanding and entitled to vote shall have affirmatively voted in favor of the adoption of this Agreement and the Plan of Reorganization contemplated hereby at an annual or special meeting.

      (e) That each party shall have declared a distribution or distributions prior to the Closing Date which, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its net investment income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 1:00 P.M. Pacific time on the Closing Date, and (ii) any undistributed net investment income and net realized capital gains from any period to the extent not otherwise declared for distribution.

      (f) That there shall be delivered to Templeton American Trust and Franklin Equity Fund an opinion from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Franklin Equity Fund, to the effect that provided the acquisition contemplated hereby is carried out in accordance with this
Agreement:

            (1) Provided the acquisition is carried out in accordance with the applicable state laws, the acquisition by Franklin Equity Fund of substantially all the assets of Templeton American Trust as provided for herein in exchange for the Franklin Equity Shares will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Templeton American Trust and Franklin Equity Fund will each be a party to the respective reorganization within the meaning of Section 368(b) of the Code;

            (2) No gain or loss will be recognized by Templeton American Trust upon the transfer of substantially all of its assets to Franklin Equity Fund in exchange solely for voting shares of Franklin Equity Fund (Sections 361(a) and 357(a));

            (3) No gain or loss will be recognized by Franklin Equity Fund upon the receipt of substantially all of the assets of Templeton American Trust in exchange solely for voting shares of Franklin Equity Fund (Section 1032(a)). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to Section 1276);

            (4) The basis of the assets of Templeton American Trust received by Franklin Equity Fund will be the same as the basis of such assets to Templeton American Trust immediately prior to the exchange (Section 362(b));

            (5) The holding period of the assets of Templeton American Trust received by Franklin Equity Fund will include the period during which such assets were held by Templeton American Trust (Section 1223(2));

            (6) No gain or loss will be recognized to the shareholders of Templeton American Trust upon the exchange of their shares in Templeton American Trust for voting shares of Franklin Equity Fund (Section 354(a));

            (7) The basis of the classes of Franklin Equity Shares received by Templeton American Trust's shareholders shall be the same as the basis of the shares of Templeton American Trust exchanged therefor (Section 358(a)(1));

            (8) The holding period of classes of Franklin Equity Shares received by Templeton American Trust's shareholders will include the holding period of Templeton American Trust's shares surrendered in exchange therefor, provided that Templeton American Trust's shares were held as a capital asset on the date of the exchange (Section 1223(1)); and

            (9) Franklin Equity Fund will succeed to and take into account as of the date of the proposed transfer (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations) the items of Templeton American Trust described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

      (g) That Franklin Equity Fund shall have received an opinion in form and substance satisfactory to it from Messrs. Dechert, Price & Rhoads, LLP, counsel to Templeton American Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

            (1) Templeton American Trust was organized under the laws of the State of Maryland by Articles of Incorporation dated October 31, 1990, and is validly existing as a corporation and in good standing under the laws of the State of Maryland;

            (2) Templeton American Trust is authorized to issue two hundred million (200,000,000) shares of common stock, par value $0.01 per share. Assuming that the initial shares of common stock were issued in accordance with the 1940 Act and the Articles of Incorporation and bylaws of Templeton American Trust, and that all other outstanding shares of Templeton American Trust were sold, issued and paid for in accordance with the terms of Templeton American Trust's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, fully transferable and has full voting rights;

            (3) Templeton American Trust is an open-end, diversified investment company of the management type registered as such under the 1940 Act;

            (4) Except as disclosed in Templeton American Trust's current prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Templeton American Trust, the unfavorable outcome of which would materially and adversely affect Templeton American Trust;

            (5) All actions required to be taken by Templeton American Trust to authorize this Agreement and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of Templeton American Trust; and

            (6) This Agreement is the legal, valid and binding obligation of Templeton American Trust and is enforceable against Templeton American Trust in accordance with its terms.

      In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Templeton American Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Templeton American Trust.

      (h) That Templeton American Trust shall have received an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Franklin Equity Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

            (1) Franklin Equity Fund was organized under the laws of the State of California on August 30, 1984, and is validly existing and in good standing under the laws of that state;

            (2) Franklin Equity Fund is authorized to issue five billion (5,000,000,000) shares of common stock, no par value, and is subdivided into four classes of shares. Assuming that the initial capital shares of Franklin Equity Fund were issued in accordance with the 1940 Act, as amended, and its Articles of Incorporation and that all other shares were sold, issued and paid for in accordance with the terms of Franklin Equity Fund's prospectus in effect at the time of such sales, each such outstanding share of Franklin Equity Fund is fully paid, non-assessable, freely transferable and has full voting rights;

            (3) Franklin Equity Fund is an open-end, diversified investment company of the management type registered as such under the 1940 Act, as amended;

            (4) Except as disclosed in Franklin Equity Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Franklin Equity Fund, the unfavorable outcome of which would materially and adversely affect Franklin Equity Fund;

            (5) Franklin Equity Shares to be issued pursuant to the terms of this Agreement have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by Franklin Equity Fund;

            (6) All corporate actions required to be taken by Franklin Equity Fund to authorize this Agreement and to effect the Plan of Reorganization have been duly authorized by all necessary corporate action on the part of Franklin Equity Fund;

            (7) Neither the execution, delivery nor performance of this Agreement by Franklin Equity Fund violates any provision of its Articles of Incorporation, its bylaws, or the provisions of any agreement or other instrument, known to such counsel to which Franklin Equity Fund is a party or by which Franklin Equity Fund is otherwise bound; this Agreement is the legal, valid and binding obligation of Franklin Equity Fund and is enforceable against Franklin Equity Fund in accordance with its terms; and

            (8) The Registration Statement of the Prospectus of Franklin Equity Fund, dated November 1, 1998 (the "Prospectus"), is, at the time of the signing of this Agreement, effective under the 1933 Act, and to the best knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the Securities and Exchange Commission under the 1933 Act, and nothing has come to its attention which causes it to believe that at the time the Prospectus became effective, or at the time of the signing of this Agreement, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need express no opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel know of no legal or government proceedings required to be described in the Prospectus or of any contract or document of a character required to be described in the Prospectus that is not described as required.

      In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Franklin Equity Fund with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of Franklin Equity Fund.

      (i) That Templeton American Trust shall have received a certificate from the President and Secretary of Franklin Equity Fund to the effect that the statements contained in Franklin Equity Fund's Prospectus, at the time the Prospectus became effective, at the date of the signing of this Agreement and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and

      (j) That Franklin Equity Fund's Registration Statement with respect to Franklin Equity Class A Shares and Franklin Equity Class C Shares to be delivered to Templeton American Trust shareholders in accordance with this Agreement shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

      (k) That the Franklin Equity Class A Shares and Franklin Equity Class C Shares to be delivered hereunder shall have filed a notice or been registered with each state commission or agency with which such notice or registration is required in order to permit the shares lawfully to be delivered to each Templeton American Trust shareholder.

      (l) That at the Closing, Templeton American Trust transfers to Franklin Equity Fund aggregate Net Assets of Templeton American Trust comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Templeton American Trust on the Closing Date.

9.    BROKERAGE FEES AND EXPENSES.

      (a) Templeton American Trust and Franklin Equity Fund each represents and warrants to the other that there are no broker or finders fees payable by it in connection with the transactions provided for herein.

      (b) The expenses of entering into and carrying out the provisions of this Agreement shall be borne one-quarter by Templeton American Trust, one quarter by Franklin Equity Fund, one quarter by Franklin Advisers, Inc. and one-quarter by Templeton Investment Counsel, Inc.

10.   TERMINATION; POSTPONEMENT; WAIVER; ORDER.

      (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of Templeton American Trust) prior to the Closing or the Closing may be postponed as follows:

            (1) by mutual consent of Templeton American Trust and Franklin Equity Fund;

            (2) by Franklin Equity Fund if any condition of its obligations set forth in Section 8 has not been fulfilled or waived; and

            (3) by Templeton American Trust if any condition of its obligations set forth in Section 8 has not been fulfilled or waived.

      An election by Templeton American Trust or Franklin Equity Fund to terminate this Agreement and to abandon the Plan of Reorganization shall be exercised respectively by the Board of Directors of either Templeton American Trust or Franklin Equity Fund.

      (b) If the transactions contemplated by this Agreement have not been consummated by June 30, 1999, the Agreement shall automatically terminate on that date, unless a later date is agreed to by both Franklin Equity Fund and Templeton American Trust.

      (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either Templeton American Trust or Franklin Equity Fund or persons who are their directors, officers, agents or shareholders in respect of this Agreement.

      (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either Templeton American Trust or Franklin Equity Fund, respectively (whichever is entitled to the benefit thereof), by action taken by their respective Boards of Directors, if, in the judgment of such Board of Directors, such action or waiver will not have a material adverse affect on the benefits intended under this Agreement to the holders of shares of Templeton American Trust or Franklin Equity Fund, on behalf of which such action is taken.

      (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with, and be terminated by, the Plan of Reorganization, and neither Templeton American Trust nor Franklin Equity Fund nor any of their officers, directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director, agent or shareholder of Templeton American Trust or Franklin Equity Fund against any liability to the entity for which that officer, director, agent or shareholder so acts or to its shareholders to which that officer, director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

      (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions which are determined by action of the Board of Directors of Templeton American Trust or Franklin Equity Fund to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of Templeton American Trust, unless such terms and conditions shall result in a change in the method of computing the number of Franklin Equity Shares to be issued to Templeton American Trust in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Templeton American Trust prior to the meeting at which the transactions contemplated by this Agreement shall have been approved, this Agreement shall not be consummated and shall terminate unless Templeton American Trust shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.   ENTIRE AGREEMENT AND AMENDMENTS.

      This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

12.   COUNTERPARTS.

      This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.   NOTICES.

      Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Franklin Equity Fund at 777 Mariners Island Boulevard, P. O. Box 7777, San Mateo, CA 94403-7777, Attention: Secretary, or Templeton American Trust, Inc., at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, Attention: Secretary, as the case may be.


14.   GOVERNING LAW.

      This Agreement shall be governed by and carried out in accordance with the laws of the State of Maryland.



      IN WITNESS WHEREOF, Franklin Equity Fund and Templeton American Trust, Inc. have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                    TEMPLETON AMERICAN TRUST, INC.
Attest:


/s/Larry L. Greene                    By: /s/ Deborah R. Gatzek
Assistant Secretary                           Deborah R. Gatzek
                                              Vice President



                                    FRANKLIN EQUITY FUND
Attest:


/s/Larry L. Greene                    By: /s/ Deborah R. Gatzek
Assistant Secretary                           Deborah R. Gatzek



                                AMENDMENT TO THE
                     AGREEMENT AND PLAN OF REORGANIZATION


            WHEREAS, Franklin Equity Fund ("Franklin Equity Fund"), a corporation organized under the laws of the State of California in 1984, with its principal place of business at 777 Mariners Island Boulevard, San Mateo, California 94404 and Templeton American Trust, Inc. ("Templeton American Trust"), a corporation organized under the laws of the State of Maryland in 1990, with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394 are the parties to an Agreement and Plan of Reorganization (the "Plan of Reorganization"), dated January 22, 1999; and


            WHEREAS, the parties desire to amend the Plan of Reorganization and the Boards of Directors of the Franklin Equity Fund and the Templeton American Trust have each authorized the appropriate officers to prepare and execute amendments to the Plan of Reorganization.

            NOW THEREFORE, BE IT RESOLVED, that the Plan of Reorganization is hereby amended to read as follows:

            1. In Paragraph 2(c), entitled "Valuation," the following shall be deleted:

            "(c) The net asset value of a share of common stock of the Class I and Class II shares of Templeton American Trust shall be determined to the nearest full cent as of 1:00 P.M. Pacific time on the Closing Date, using the valuation procedures set forth in Templeton American Trust's currently effective prospectus."

and replaced with the following:

            "(c) The net asset value of a share of common stock of the Class I and Class II shares of Templeton American Trust shall be determined to the fourth decimal place as of 1:00 P.M. Pacific time on the Closing Date, using the valuation procedures set forth in Templeton American Trust's currently effective prospectus."

            2. In Paragraph 8(g), entitled "Conditions Precedent to be Fulfilled by Templeton American Trust and Franklin Equity Fund," the following shall be deleted:

            "(g) That Franklin Equity Fund shall have received an opinion in form and substance satisfactory to it from Messrs. Dechert, Price & Rhoads, LLP, counsel to Templeton American Trust, to the effect that . . .
            ."

and replaced with the following:

            "(g) That Franklin Equity Fund shall have received an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Templeton American Trust, to the effect that . . . ."

            3. Nothing in this Amendment shall be deemed to modify or in any way affect the Plan of Reorganization except to the extent herein expressly provided.

            IN WITNESS WHEREOF, the Franklin Equity Fund and the Templeton American Trust have each caused this Amendment to the Plan of Reorganization to be executed on its behalf by its duly authorized officers, on this 12th day of April, 1999.

                                    FRANKLIN EQUITY FUND

Attest:                                 By: /s/ Deborah R. Gatzek
                                        Name: Deborah R. Gatzek
/s/ Leiann Nuzum                        Title:    Vice President
Assistant Secretary

                                    TEMPLETON AMERICAN TRUST, INC.

Attest:                                 By: /s/ Deborah R. Gatzek
                                        Name: Deborah R. Gatzek
/s/ Barbara Green                       Title:    Vice President
Secretary




                                 Law Offices

                    STRADLEY, RONON, STEVENS & YOUNG, LLP
                           2600 One Commerce Square
                    Philadelphia, Pennsylvania 19103-7098
                                (215) 564-8000


                                          April 15, 1999


Board of Directors
Templeton American Trust, Inc.
500 East Broward Boulevard
Fort Lauderdale, FL  33394

Board of Directors
Franklin Equity Fund
777 Mariners Island Blvd.
San Mateo, CA  94404


            Re:   AGREEMENT AND PLAN OF REORGANIZATION, DATED AS OF THE 22ND
            DAY OF JANUARY, 1999 (THE "AGREEMENT"), BY AND BETWEEN TEMPLETON AMERICAN TRUST, INC. , A MARYLAND CORPORATION ("ACQUIRED FUND") AND FRANKLIN EQUITY FUND, A CALIFORNIA CORPORATION ("ACQUIRING FUND")

Ladies and Gentlemen:

            You have requested our opinion as to certain federal income tax consequences of the reorganization of Acquired Fund which will consist of (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for shares of common stock, no par value, of the Acquiring Fund - Class A ("Acquiring Fund Class A Shares") and shares of common stock, no par value, of the Acquiring Fund - Class C ("Acquiring Class C Shares") (collectively "Acquiring Fund Shares"), (ii) the distribution of (a) Acquiring Fund Class A Shares to the shareholders of Class I shares (recently redesignated Class A shares) of common stock of the Acquired Fund; and (b) Acquiring Fund Class C Shares to the shareholders of Class II shares (recently redesignated Class C shares) of common stock of the Acquired Fund, according to their respective interests, and (iii) the subsequent dissolution of the Acquired Fund as soon as practicable after the closing (the "Reorganization"), all upon and subject to the terms and conditions of the Agreement.

            In rendering our opinion, we have reviewed and relied upon (a) the Agreement and Plan of Reorganization, dated as of the 22nd day of January, 1999, by and between the Acquiring Fund and the Acquired Fund ("Agreement"), (b) the proxy materials provided to stockholders of the Acquired Fund in connection with the Special Meeting of Stockholders of the Acquired Fund held on March 19, 1999, (c) certain representations concerning the Reorganization made to us by the Acquiring Fund and the Acquired Fund in a letter dated April 15, 1999 (the "Representation Letter"), (d) all other documents, financial and other reports and corporate minutes which we deemed relevant or appropriate, and (e) such statutes, regulations, rulings and decisions as we deemed material to the rendition of this opinion. All terms used herein, unless otherwise defined, are used as defined in the Agreement.

            For purposes of this opinion, we have assumed that the Acquired Fund on the effective date of the Reorganization satisfies, and following the Reorganization, the Acquiring Fund will continue to satisfy, the requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.

            Under regulations to be prescribed by the Secretary of Treasury under Section 1276(d) of the Code, certain transfers of market discount bonds will be excepted from the requirement that accrued market discount be recognized on disposition of a market discount bond under Section 1276(a) of the Code. Such regulations are to provide, in part, that accrued market discount will not be included in income if no gain is recognized under
Section 361(a) of the Code where a bond is transferred in an exchange qualifying as a tax-free reorganization. As of the date hereof, the Secretary has not issued any regulations under Section 1276 of the Code.

            Based on the foregoing and provided the Reorganization is carried out in accordance with the applicable laws of the States of Maryland and California, the Agreement and the Representation Letter, it is our opinion that:

            1. The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Acquired Fund and Acquiring Fund will each be a party to the reorganization within the meaning of Section 368(b) of the Code.

            2. No gain or loss will be recognized by Acquired Fund upon the transfer of all of its assets to Acquiring Fund in exchange solely for Acquiring Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code. We express no opinion as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to Section 1276 of the Code.

            3. No gain or loss will be recognized by Acquiring Fund upon the receipt by it of all of the assets of Acquired Fund in exchange solely for Acquiring Fund Shares pursuant to Section 1032(a) of the Code.

            4. The basis of the assets of Acquired Fund received by Acquiring Fund will be the same as the basis of such assets to Acquired Fund immediately prior to the exchange pursuant to Section 362(b) of the Code.

            5. The holding period of the assets of Acquired Fund received by Acquiring Fund will include the period during which such assets were held by Acquired Fund pursuant to Section 1223(2) of the Code.

            6. No gain or loss will be recognized by the stockholders of Acquired Fund upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code.

            7. The basis of the Acquiring Fund Shares received by the stockholders of Acquired Fund (including fractional shares to which they may be entitled) will be the same as the basis of the Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

            8. The holding period of the Acquiring Fund Shares received by the stockholders of Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefor, provided that the Acquired Fund Shares were held as a capital asset on the effective date of the Reorganization, pursuant to Section 1223(1) of the Code.

            9. Acquiring Fund will succeed to and take into account as of the date of the proposed transfer (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations) the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

            Our opinion is based upon the Code, the applicable Treasury Regulations promulgated thereunder, the present position of the Internal Revenue Service as set forth in published revenue rulings and revenue procedures, present administrative positions of the Internal Revenue Service, and existing judicial decisions, all of which are subject to change either prospectively or retroactively. We do not undertake to make any continuing analysis of the facts or relevant law following the date of this letter.

            Our opinion is conditioned upon the performance by Acquiring Fund and Acquired Fund of their undertakings in the Agreement and the Representation Letter.

            This opinion is being rendered to Acquiring Fund and Acquired Fund and may be relied upon only by such funds and the stockholders of each.



                              Very truly yours,

                              STRADLEY, RONON, STEVENS & YOUNG, LLP



                              By: /S/ WILLIAM P. ZIMMERMAN
                                      William P. Zimmerman, a Partner